Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000226322
Shareholder Report [Line Items]
Fund Name	Democracy International Fund
Trading Symbol	DMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Democracy International Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.
Additional Information Phone Number	1-877-776-3629
Additional Information Website	https://www.democracyinvestments.com/fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 7,647,692
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 18,577
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,647,692	196	$18,577	0%

Holdings [Text Block]

Country/Region WeightingsFootnote Reference*

Value	Value
Other Countries	15.3%
Sweden	2.7%
India	2.9%
Denmark	2.9%
Netherlands	3.3%
Taiwan	3.6%
Germany	5.6%
Switzerland	6.5%
FTSE Emerging Markets	6.6%
France	7.0%
Canada	7.9%
United Kingdom	10.2%
FTSE Pacific	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	24.6%
Vanguard FTSE Emerging Markets ETF	6.6%
iShares MSCI Taiwan ETF	3.6%
iShares MSCI India ETF	2.9%
iShares MSCI Japan ETF	2.2%
Novo Nordisk, Class B	2.2%
iShares MSCI Australia ETF	2.2%
ASML Holding	2.1%
Nestle	1.2%
Shell PLC	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-776-3629
Updated Prospectus Web Address	https://www.democracyinvestments.com/fund